CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net loss	€ (5,147)	€ (3,836)
Add:
Net interest expense and other financing charges	3,157	2,149
Depreciation and amortization	16,894	13,067
Share based compensation	809	2,055
Loss on remeasurement of derivative liability	94	47
Gain on settlement of convertible debt	(169)	(595)
(Gain) Loss on remeasurement of deferred consideration	(132)	440
Unrealized foreign exchange loss (gain)	119	(591)
Income tax expense (recovery)	(1,553)	910
Adjustments to reconcile profit (loss) before working capital changes and income tax payable	14,072	13,646
Change in working capital	(3,838)	(455)
Income tax received (paid)	927	(1,452)
Cash Flows Generated from Operating Activities	11,161	11,739
Investing Activities
Purchases of property and equipment	(1,057)	(332)
Additions of intangible assets	(12,109)	(9,391)
Cash Flows Used In Investing Activities	(13,166)	(9,723)
Financing Activities
Proceeds from exercise of stock options	364	440
Repayment of convertible debt	(1,377)	(3,693)
Repayment of lease liability	(790)	(595)
Proceeds from (repayment of) loan	6,532	(109)
Interest and financing fees	(1,116)	(209)
Cash Flows Generated from (Used In) Financing Activities	3,613	(4,166)
Effect of foreign currency exchange rate changes on cash and cash equivalents	63	(341)
Change in Cash and Cash Equivalents	1,671	(2,491)
Cash and cash equivalents at beginning of year	8,796	11,287
Cash and Cash Equivalents at end of year	€ 10,467	€ 8,796